Income Taxes - Schedule of Components of the Income Tax Expense (Benefit) from Continuing Operations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Components of the Income Tax Expense (Benefit) from Continuing Operations [Abstract]
Current	$ 16,102	$ 58,239	$ 658
Deferred	(802,471)	(120,686)	526,461
Total income tax expense (benefit)	$ (786,369)	$ (62,447)	$ 527,119